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ABEL ARAYA abel.araya@dechert.com +1 212 649 8788 Direct +1 212 698 3599 Fax

May 22, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 907

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 907 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 908 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) filing any required exhibits and (ii) receiving the Commission’s review of disclosure related to changes to the investment strategy of the Goldman Sachs Emerging Markets Credit Fund (formerly, Goldman Sachs Local Emerging Markets Debt Fund), Goldman Sachs Short Duration High Yield Fund (formerly, Goldman Sachs Long Short Credit Strategies Fund), Goldman Sachs Strategic Income Fund and Goldman Sachs Bond Fund, each a series of the Registrant.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 890 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

May 22, 2024 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-649-8788.

Sincerely,

/s/ Abel Araya
Abel Araya